DEFERRED REVENUES	12 Months Ended
Dec. 31, 2015
DEFERRED REVENUES [Abstract]
DEFERRED REVENUES
NOTE 12:-	DEFERRED REVENUES

The Company offers extended warranty contracts, generally for periods of one to three years after the standard warranty period has expired. The Company recognizes extended warranty contract revenue ratably over the life of the contract.

The following table reflects changes in the Company's deferred revenue during the years ended December 31:

	December 31,
	2015	2014

Balance at the beginning of the year	$17,836	$16,462
Deferral of new sales	22,616	14,910
Recognition of previously deferred revenue	(24,341)	(13,001)
Foreign currency translation adjustments	(235)	(535)

Balance at the end of the year	$15,876	$17,836